Loans (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, ¥ in Millions				12 Months Ended
	Nov. 29, 2024 CNY (¥)	Nov. 29, 2024 CNY (¥) $ / shares	Nov. 29, 2024 JPY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 29, 2024 JPY (¥)
Loans [Line Items]
Working capital loan	¥ 20,200		¥ 422.7
Percenatge of interest rate	0.65%	0.65%						0.65%
Fixed interest rate	3.15%	3.15%						3.15%
Fixed exchange rate price per share (in Dollars per share) | $ / shares		$ 0.04784
Weighted average interest rate				4.26%	4.26%	4.35%
Interest expense				¥ 4,043	$ 554	¥ 4,423	¥ 2,839
Working capital credit facility (in Dollars) | $
Tokyo Overnight Average [Member]
Loans [Line Items]
Principal amount	¥ 20,200	$ 20,200						¥ 422.7